Operating Leases	12 Months Ended
Jul. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 – OPERATING LEASES

The Company leased offices space under one non-cancelable operating lease with a related party lessor (Note 10). This lease agreement was terminated in November 2024, resulting in a loss from early termination amounting to $13,000. The loss comprised prepaid rental and lease deposit that were non-recoverable upon early termination, was recorded under other (expense) income in the consolidated statement of operations and comprehensive loss for the year ended July 31, 2025.

During the year ended July 31, 2024, the Company early terminated a car lease arrangement, and recognized losses of $62,282 arising from early termination in the consolidated statements of operations comprehensive loss. The losses of $62,282 was comprised of $7,690 arising from the derecognition of operating right-of-use assets and operating lease liabilities, and $54,592 arising from penalties.

On March 2, 2025, the Company entered into a lease agreement with Sat Hing Pat for a term of one year, securing office space with a monthly rental fee of $1000.

Rent expenses for the years ended July 31, 2025, 2024 and 2023 were $17,000, $240,771 and $497,746, respectively.